Fixed Assets (Tables)	12 Months Ended
Jun. 30, 2023
Fixed Assets [Abstract]
Schedule of Fixed Assets
	Chymosin osmosis equipment	Vehicles	Furniture	Storage	Computer equipment	Machinery	Total Fixed Assets
As of December 31, 2020
Cost	-	-	-	-	-	-	-
Accumulated Depreciation	-	-	-	-	-	-	-
Net book amount	$-	-	-	-	-	-	$-

Year ended June 30, 2021
Opening net book amount	-	-	-	-	-	-	-
Additions	10,617	-	-	-	-	-	10,617
Closing net book amount	$10,617	-	-	-	-	-	$10,617

As of June 30, 2021
Cost	10,617	-	-	-	-	-	10,617
Accumulated Depreciation	-	-	-	-	-	-	-
Net book amount	$10,617	-	-	-	-	-	$10,617

Year ended June 30, 2022
Opening net book amount	$10,617	-	-	-	-	-	$10,617
Depreciation (i)	(1,699)	-	-	-	-	-	(1,699)
Closing net book amount	8,918	-	-	-	-	-	8,918

As of June 30, 2022
Cost	10,617	-	-	-	-	-	10,617
Accumulated Depreciation	(1,699)	-	-	-	-	-	(1,699)
Net book amount	$8,918	-	-	-	-	-	$8,918

Year ended June 30, 2023
Opening net book amount	8,918	-	-	-	-	-	8,918
Acquisitions through business combinations, net	-	25,464	5,154	49,281	2,633	1,055,494	1,138,026
Effect of changes in foreign exchange rates	-	176	35	340	(9)	7,277	7,819
Additions	-	-	-	9,143	5,681	-	14,824
Depreciation (i)	(1,699)	(1,603)	(106)	(1,160)	(699)	(22,238)	(27,505)
Closing net book amount	$7,219	24,037	5,083	57,604	7,606	1,040,533	$1,142,082

As of June 30, 2023
Cost	10,617	25,640	5,189	58,764	8,305	1,062,771	1,171,286
Accumulated Depreciation	(3,398)	(1,603)	(106)	(1,160)	(699)	(22,238)	(29,204)
Net book amount	$7,219	24,037	5,083	57,604	7,606	1,040,533	$1,142,082
(i)	The depreciation charge is included in Administrative expenses and Cost of sales (see notes 24 and 26).